Note 6 - Exploration and Evaluation Assets - Settlement Consideration (Details) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 14, 2021	Nov. 30, 2021
Statement Line Items [Line Items]
324,723 GoldMining Shares	$ 526	$ 526
Cash payment	124
Total	$ 650